Financial Instruments and Fair Value Measurements	12 Months Ended
Dec. 31, 2024
Financial Instruments and Fair Value Measurements [Abstract]
Financial Instruments and Fair Value Measurements

16. Financial Instruments and Fair Value Measurements

U.S. GAAP defines fair value as the price that would be received from selling an asset or paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. These estimates are subjective in nature and involve uncertainties and matters of judgment, and therefore cannot be determined with precision. U.S. GAAP establishes a fair value hierarchy which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value and establishes the following three levels of inputs that may be used to measure fair value:

Level 1 —	Quoted prices in active markets for identical assets or liabilities
Level 2 —

Observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted market prices in markets that are not active; or model-derived valuations or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities

Level 3 —	Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities

Items Measured at Fair Value on a Recurring Basis

The Company holds certain financial assets that are required to be measured at fair value on a recurring basis. Additionally, the Company elected the fair value option for the financial assets and liabilities of UACC’s consolidated CFEs, beneficial interests in the 2022-1 securitization transaction, certain of UACC’s finance receivables that are ineligible to be sold, and certain other finance receivables held for sale. Under the fair value option allowable under ASC 825, “Financial Instruments” (“ASC 825”), the Company may elect to measure at fair value financial assets and liabilities that are not otherwise required to be carried at fair value. Subsequent changes in fair value for designated items are reported in earnings.

The following tables present the Company’s financial assets and liabilities measured at fair value on a recurring basis (in thousands):

	As of December 31, 2024
	Level 1	Level 2	Level 3	Total
Financial Assets
Cash and cash equivalents:
Money market funds	$17,626	$—	$—	$17,626
CFE assets:
Finance receivables	—	—	214,420	214,420
Finance receivables at fair value	—	—	289,428	289,428
Other assets (beneficial interests in securitizations)	—	2,184	—	2,184
Total financial assets	$17,626	$2,184	$503,848	$523,658
Financial Liabilities
CFE liabilities:
Securitization debt of consolidated VIEs	—	125,707	16,922	142,629
Total financial liabilities	$—	$125,707	$16,922	$142,629
	As of December 31, 2023
	Level 1	Level 2	Level 3	Total
Financial Assets
Cash and cash equivalents:
Money market funds	$27,121	$—	$—	$27,121
CFE assets:
Finance receivables	—	—	316,998	316,998
Finance receivables at fair value	—	—	31,672	31,672
Other assets (beneficial interests in securitizations)	—	4,485	—	4,485
Total financial assets	$27,121	$4,485	$348,670	$380,276
Financial Liabilities
CFE liabilities:
Securitization debt of consolidated VIEs	—	314,095	—	314,095
Total financial liabilities	$—	$314,095	$—	$314,095

Valuation Methodologies of Financial Instruments Measured at Fair Value on a Recurring Basis

The following is a description of the valuation methodologies used for financial instruments carried at fair value. These methodologies are applied to financial assets and liabilities across the fair value levels discussed above, and it is the observability of the inputs used that determines the appropriate level in the fair value hierarchy for the respective asset or liability.

Money Market Funds:    Money market funds primarily consist of investments in highly liquid U.S. treasury securities, with original maturities of three months or less and are classified as Level 1. The Company determines the fair value of cash equivalents based on quoted prices in active markets.

Financial assets and liabilities of CFEs:    In accordance with ASC 825, the Company has elected the fair value option, for the eligible financial assets and liabilities of the 2022-2 and 2023-1 consolidated CFEs in order to mitigate potential accounting mismatches between the carrying value of the financial assets and liabilities. To eliminate potential measurement differences, the Company elected the measurement alternative included in ASC 810-30, allowing the Company to measure both the financial assets and liabilities of a qualifying CFE using the fair value of either the CFE’s financial assets or liabilities, whichever is more observable. Under the measurement alternative prescribed by ASC 810-30, the Company recognizes changes in the CFE’s net assets, including changes in fair value adjustments and net interest earned, in its consolidated statements of operations.

The Company is required to determine whether the fair value of the financial assets or the fair value of the financial liabilities of the eligible CFEs are more observable, but in either case, the methodology results in the fair value of the financial assets of the securitization trust being equal to the fair value of their liabilities. The Company determined that the fair value of the liabilities of the securitization CFEs are more observable, since market prices of their liabilities are based on non-binding quoted prices provided by broker dealers who make markets in similar financial instruments. The assets of the securitization CFEs are not readily marketable, and their fair value measurement requires information that may be limited in availability.

In determining the fair value of the securitization debt of consolidated CFEs, the broker dealers consider contractual cash payments and yields expected by market participants. Broker dealers also incorporate common market pricing methods, including a spread measurement to the treasury curve or interest rate swap curve as well as underlying characteristics of the particular security including ratings, coupon, collateral type and seasoning or age of the security. When the Company obtains prices from multiple broker dealers for the same security and has a consensus among them, it deems these fair values to be based on observable valuation inputs and classified as Level 2 of the fair value hierarchy. Where a third-party broker dealer quote is not available, an internal model is utilized using unobservable inputs or if the Company has multiple quotes that are not within determined range, it classifies the securitization debt as Level 3 of the fair value hierarchy.

The financial assets of the consolidated CFEs are an aggregate value derived from the fair value of the CFEs liabilities. The Company determined that CFEs finance receivables in their entirety should be classified as Level 3 of the fair value hierarchy.

Finance receivables at fair value:    Finance receivables at fair value represent finance receivables for which the Company elected the fair value option in accordance with ASC 825. The Company estimates the fair value of these receivables using a discounted cash flow model and incorporates key inputs that include prepayment speed, default rate, recovery rate, as well as certain macroeconomics events the Company believes market participants would consider relevant.

Beneficial interests in securitization:    Beneficial interests in securitization relate to the 2022-1 securitization completed in February 2022 and include rated notes as well as certificates. The beneficial interests in the 2022-2 securitization completed in July 2022 were eliminated upon consolidation of the VIE in March 2023. Refer to Note 4 — Variable Interest Entities and Securitizations. The Company elected the fair value option on its beneficial interests in securitization.

Beneficial interests may initially be classified as Level 2 if the transactions occur within close proximity to the end of each respective reporting period. Subsequently, similar to the securitization debt described above, fair value is determined by requesting a non-binding quote from broker dealers, or by utilizing market acceptable valuation models, such as discounted cash flows. Broker dealer quotes may be based on an income approach, which converts expected future cash flows to a single present value amount, with specific consideration of inputs relevant to particular security types. Such inputs may include ratings, collateral types, geographic concentrations, underlying loan vintages, delinquencies and defaults, loss severity assumptions, prepayments, and maturities. When the volume or level of market activity for a security is limited, certain inputs used to determine fair value may not be observable in the market. Broker dealer quotes may also be based on a market approach that considers recent transactions involving identical or similar securities. When the Company obtains prices from multiple broker dealers for the same security and has a consensus among them, it deems these fair values to be based on observable valuation inputs and classified as Level 2 of the fair value hierarchy. Where a third-party broker dealer quote is not available, the Company utilizes an internally developed model using unobservable inputs. If internally developed models are utilized or if the Company has multiple quotes that are not within a consensus range of each other, the Company deems these securities to be classified as Level 3 of the fair value hierarchy.

Changes in Level 3 Recurring Fair Value Measurements

The following table presents a reconciliation of the financial assets, which were measured at fair value on a recurring basis using Level 3 inputs (in thousands):

	Finance Receivables of Consolidated CFEs	Finance Receivables at Fair Value	Securitization Debt of Consolidated CFEs
Fair value as of January 1, 2024	$316,998	$31,672	$—
Transfer within Level 3 categories	52,279	(52,279)	—
Transfers into Level 3	—	—	20,864
Losses included in realized and unrealized losses	(55,166)	(21,513)	(3,942)
Losses included in Warranties and GAP	(2,571)	(1,931)	—
Issuances, net of discount	—	404,089	—
Paydowns	(109,136)	(68,163)	—
Other	12,016	(2,447)	—
Fair value as of December 31, 2024	$214,420	$289,428	$16,922
	Finance Receivables of Consolidated CFEs	Finance Receivables at Fair Value
Fair value as of January 1, 2023	$77,904	$75,270
Reclassification of finance receivables held for sale to finance receivables at fair value, net	248,081	—
Transfer within Level 3 categories	23,338	(23,338)
Consolidation of VIEs	180,706	—
Losses included in realized and unrealized losses	(80,677)	(1,398)
Losses included in Warranties and GAP	(4,296)	(78)
Issuances, net of discount	—	3,392
Paydowns	(151,032)	(23,716)
Other	22,974	1,540
Fair value as of December 31, 2023	$316,998	$31,672

The Company’s transfers between levels of the fair value hierarchy are assumed to have occurred at the beginning of the reporting period on a quarterly basis. During the year ended December 31, 2024, transfers into Level 3 liabilities related to not achieving consensus pricing from third-party broker dealers on the 2022-2 E rated notes related to the securitization debt of consolidated CFEs. During the year ended December 31, 2023, $180.7 million of finance receivables related to the 2022-2 securitization transaction were consolidated and classified as Level 3 and $248.1 million of finance receivables held for sale related to the 2023-1 securitization transaction were reclassified to Level 3 finance receivables of consolidated CFEs.

Other Relevant Data for Financial Assets and Liabilities for which FVO Was Elected

The following table presents the gains or losses recorded in “Realized and unrealized losses, net of recoveries” in the consolidated statements of operations related to the eligible financial instruments for which the fair value option was elected (in thousands):

	Year Ended December 31,
	2024	2023
Financial Assets
Finance receivables of CFEs	$45,569	$75,064
Finance receivables at fair value	21,455	(2,103)
Beneficial interests in securitizations	(216)	1,103
Financial Liabilities
Debt of securitized VIEs	(7,358)	(5,635)
Total net loss included in “Realized and unrealized losses, net of recoveries”	$59,450	$68,429

The following table presents other relevant data related to the finance receivables carried at fair value (in thousands):

As of December 31, 2024	Finance Receivables of CFEs at Fair Value	Finance Receivables at Fair Value
Aggregate unpaid principal balance included within finance receivables that are reported at fair value	$244,345	$331,882
Aggregate fair value of finance receivables that are reported at fair value	$214,420	$289,428
Unpaid principal balance of receivables within finance receivables that are reported at fair value and are on nonaccrual status (90 days or more past due)	$5,969	$3,663
Aggregate fair value of receivables carried at fair value that are on nonaccrual status (90 days or more past due)	$5,228	$2,551
As of December 31, 2023	Finance Receivables of CFEs at Fair Value	Finance Receivables at Fair Value
Aggregate unpaid principal balance included within finance receivables that are reported at fair value	$361,609	$36,207
Aggregate fair value of finance receivables that are reported at fair value	$316,998	$31,672
Unpaid principal balance of receivables within finance receivables that are reported at fair value and are on nonaccrual status (90 days or more past due)	$6,700	$717
Aggregate fair value of receivables carried at fair value that are on nonaccrual status (90 days or more past due)	$5,921	$544

All finance receivables of CFEs are pledged to the CFEs trusts.

The following table presents other relevant data related to securitization debt of consolidated VIEs carried at fair value (in thousands):

As of December 31, 2024	Securitization debt of consolidated VIEs at Fair Value
Aggregate unpaid principal balance of rated notes of securitized VIEs	$153,160
Aggregate fair value of rated notes of securitized VIEs	$142,629
As of December 31, 2023	Securitization debt of consolidated VIEs at Fair Value
Aggregate unpaid principal balance of rated notes of securitized VIEs	$318,085
Aggregate fair value of rated notes of securitized VIEs	$314,095

Fair Value of Financial Instruments Not Carried at Fair Value

The carrying amounts of restricted cash and other liabilities approximate fair value due to their short-term nature. The carrying value of the Warehouse Credit Facilities was determined to approximate fair value due to its short-term duration and variable interest rate that approximates prevailing interest rates as of each reporting period.

Finance receivables held for sale, net:    For finance receivables eligible to be sold in a securitization, the Company determines the fair value of these finance receivables utilizing sales prices based on estimated securitization transactions, adjusted for transformation costs, risk and a normal profit margin associated with securitization transactions. Such fair value measurement is considered Level 3 of the fair value hierarchy. As of December 31, 2024, the carrying value and fair value of these finance receivables held for sale, net were $114.6 million. As of December 31, 2023, the Company determined that all of these finance receivables should be marked to their fair value of $468.8 million based on the results of the Company’s lower of amortized cost basis or fair value analysis.

For finance receivables that were securitized, the Company determines the fair value of these finance receivables by estimating the proceeds that would be generated from selling the notes and the residual interests in the securitization trust. The fair value of the notes was determined utilizing non-binding quoted prices provided by broker dealers, as discussed above, and the Company uses a discounted cash flow model to estimate the fair value of the residual interests in the trust. Such fair value measurement is considered Level 3 of the fair value hierarchy. As of December 31, 2024, the carrying value and fair value of these finance receivables held for sale, net were $178.8 million and $183.3 million, respectively. As of December 31, 2023, there were no finance receivables held for sale that were securitized. The significant unobservable inputs utilized in the discounted cashflow model include the following:

Unobservable inputs	Inputs as of December 31, 2024
Cumulative net loss	24.2%
Recoveries	30%
Discount Rate	17% – 19%

In addition, the Company has finance receivables that are currently ineligible to be sold in a securitization. As of December 31, 2024 and 2023, the carrying value and fair value of these finance receivables held for sale, net were $24.8 million and $34.8 million, respectively. These are finance receivables that became delinquent and currently do not meet the securitization criteria. The Company uses a discounted cash flow model to estimate the fair value of future recoveries for these finance receivables. Such fair value measurement is considered Level 3 of the fair value hierarchy. The significant unobservable inputs utilized in the discounted cashflow model include the following:

	Inputs as of December 31,
Unobservable inputs	2024	2023
Cumulative net loss	19.3% – 33.2%	20.6% – 27.3%
Recoveries	26.3% – 47.2%	12.7% – 20.1%
Discount Rate	14.5%	15.0%

Convertible Senior Notes:    The fair value of the Notes, which are not carried at fair value on the accompanying consolidated balance sheets, was determined utilizing actual bids and offer prices of the Notes in markets that are not active and are classified within Level 2 of the fair value hierarchy.

	December 31,
	2024	2023
Carrying value	$290,488	$286,800
Fair value	$145,244	$152,506

Securitization Debt:    The fair value of the 2024-1 securitization debt, which is not carried at fair value on the accompanying condensed consolidated balance sheets, was determined utilizing non-binding quoted prices provided by broker dealers, as discussed above, and classified as Level 2 of the fair value hierarchy.

December 31, 2024
Carrying value	$210,727
Fair value	$213,988

Financing of beneficial interests in securitizations:    The fair value of the financing of beneficial interests in securitizations, which are not carried at fair value on the accompanying consolidated balance sheets, approximated their carrying value as of December 31, 2024 and December 31, 2023 and are classified within Level 3 of the fair value hierarchy.

Junior Subordinated Debentures:    The fair value of the junior subordinated debentures, which are not carried at fair value on the accompanying consolidated balance sheets, approximated their carrying value as of December 31, 2024 and 2023 and are classified within Level 3 of the fair value hierarchy.